CONSOLIDATED STATEMENTS OF INCOME In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
NET SALES	$ 3,606,232	¥ 295,711,000	¥ 272,630,000	¥ 245,823,000
Cost of sales	2,201,720	180,541,000	167,851,000	149,938,000
GROSS PROFIT	1,404,512	115,170,000	104,779,000	95,885,000
Selling, general, administrative and others, net	812,853	66,654,000	62,870,000	65,495,000
OPERATING INCOME	591,659	48,516,000	41,909,000	30,390,000
OTHER INCOME (EXPENSE):
Interest and dividend income	18,183	1,491,000	1,313,000	881,000
Interest expense	(2,951)	(242,000)	(33,000)	(71,000)
Exchange gains (losses) on foreign currency transactions, net	(26,220)	(2,150,000)	(591,000)	2,044,000
Realized gains (losses) on securities, net	(7,951)	(652,000)	132,000	274,000
Total other income (expense), net	(18,939)	(1,553,000)	821,000	3,128,000
INCOME BEFORE INCOME TAXES	572,720	46,963,000	42,730,000	33,518,000
Provision for income taxes: Current	174,500	14,309,000	11,094,000	8,760,000
Provision for income taxes: Deferred	(1,646)	(135,000)	1,365,000	2,192,000
Total income tax expense	172,854	14,174,000	12,459,000	10,952,000
NET INCOME	399,866	32,789,000	30,271,000	22,566,000
Less-Net income attributable to the non-controlling interest	(3,561)	(292,000)	(366,000)	(308,000)
NET INCOME ATTRIBUTABLE TO MAKITA CORPORATION	$ 396,305	¥ 32,497,000	¥ 29,905,000	¥ 22,258,000
PER SHARE OF COMMON STOCK AND ADS:
Earnings per share: Basic	$ 2.89	¥ 236.80	¥ 217.10	¥ 161.60
Cash dividends per share paid for the year	$ 0.80	¥ 66.00	¥ 52.00	¥ 65.00